DISPOSAL OF ASSETS - Narrative (Details) $ in Millions				12 Months Ended
	Sep. 20, 2023 USD ($) MW	May 17, 2023 USD ($)	Mar. 17, 2023 USD ($) MW	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about investment property [line items]
Amounts reclassified from OCI to income				$ 1,328	$ (378)	$ (854)
378 MW U.S. Hydroelectric Portfolio
Disclosure of detailed information about investment property [line items]
Portion of ownership interest in joint venture sold			78.00%
Hydro power capacity | MW			378
Ownership Interest			22.00%
Assets derecognized			$ 667
Liabilities derecognized			191
Accumulated revaluation surplus post-tax			$ 34
378 MW U.S. Hydroelectric Portfolio | Brookfield Corporation Affiliates
Disclosure of detailed information about investment property [line items]
Ownership Interest			28.00%
378 MW U.S. Hydroelectric Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Portion of ownership interest in joint venture sold	100.00%
Wind Assets
Disclosure of detailed information about investment property [line items]
Assets derecognized		$ 246
Liabilities derecognized		155
Non-controlling interest		23
Proceeds, net of transaction costs		14
Wind Assets | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs		$ 217
95 MW Uruguay Wind Asset Portfolio
Disclosure of detailed information about investment property [line items]
Assets derecognized	$ 238
Liabilities derecognized	$ 193
Wind power capacity | MW	95
Proceeds, net of transaction costs	$ 65
Amounts reclassified from OCI to income	5
Gains (losses) on disposals of investments	$ 42
95 MW Uruguay Wind Asset Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Portion of ownership interest in joint venture sold	100.00%
Proceeds, net of transaction costs	$ 112
Gains (losses) on disposals of investments	72
26 MW Uruguay Solar Asset
Disclosure of detailed information about investment property [line items]
Assets derecognized	43
Liabilities derecognized	1
Accumulated revaluation surplus post-tax	13
Proceeds, net of transaction costs	$ 13
Solar power capacity | MW	26
26 MW Uruguay Solar Asset | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs	$ 41